Derivative Financial Instruments and Hedge Accounting - Schedule of Timing of Nominal Amount of Hedging Instruments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 9,909,272	¥ 8,649,947
Liabilities	11,877,473	10,496,855
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,849,478,491	1,916,986,563
Assets	9,155,891	7,682,264
Liabilities	8,707,303	8,087,582
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,337,756	2,893,477
Assets	22,680	21,500
Liabilities	32,760	27,282
Trading [member] | Credit derivatives [member] | Protection purchased [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,889,790	1,539,516
Assets	1,457	4,989
Liabilities	30,592	16,645
Trading [member] | Credit derivatives [member] | Protection purchased [member] | Managing the SMBC Group's credit risk portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,826,583	1,502,814
Assets	1,289	4,738
Liabilities	29,773	16,442
Trading [member] | Credit derivatives [member] | Protection purchased [member] | Trading Purposes [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	30,707
Liabilities	426
Trading [member] | Credit derivatives [member] | Protection purchased [member] | Facilitating client transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	32,500	36,702
Assets	168	251
Liabilities	393	203
Trading [member] | Credit derivatives [member] | Protection sold [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,447,966	1,353,961
Assets	21,223	16,511
Liabilities	2,168	10,637
Trading [member] | Credit derivatives [member] | Protection sold [member] | Managing the SMBC Group's credit risk portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,444,296	1,347,591
Assets	21,198	16,456
Liabilities	2,168	10,542
Trading [member] | Credit derivatives [member] | Protection sold [member] | Facilitating client transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,670	6,370
Assets	¥ 25	55
Liabilities		¥ 95